BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	Jun. 30, 2012	Jun. 30, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies Details 2
Stock Options	3,503,339
Warrants	5,110,876	5,110,876
Convertible Notes	1,765,848	1,925,553
Total	10,380,063	7,036,429